Income Taxes - Additional Information (Detail) - 12 months ended Dec. 31, 2017 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of taxpayers taxable income	30.00%
Income tax loss carryforward [member] | Do not expire [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 42,992	R$ 142,218